Real estate properties development completed and under development	12 Months Ended
Dec. 31, 2024
Real estate properties development completed and under development
Real estate properties development completed and under development

5.         Real estate properties development completed and under development

The following summarizes the components of real estate properties development completed and under development at December 31, 2023 and 2024:

	December 31,	December 31,
	2023	2024
	US$	US$
Real estate properties development completed	854,076,531	675,946,233
Real estate properties under development	2,453,888,438	2,530,951,122
Total real estate properties development completed and under development	3,307,964,969	3,206,897,355

As of December 31, 2024, land use rights included in the real estate properties under development totaled US$1,473,561,084 (2023: US$1,589,737,091).

As of December 31, 2024, land use rights with an aggregate net book value of US$379,460,397 (2023: US$398,837,052) was pledged as collateral for certain bank loans and other debts.